Consolidated Statements of Cash Flows (USD $)	3 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
OPERATING ACTIVITIES
Net income	$ (227,129)	$ (150,004)
Items not involving cash:
Depreciation of property and equipment	3,946	6,240
Amortization of intangible assets	4,850	4,988
Gain on disposition of assets
Stock-based compensation	10,374	103,352
Changes in operating working capital:
Increase in accounts receivable	(96,930)	49,303
Decrease (increase) in investment tax credits	174,474	(53,547)
Decrease (increase) in prepaid expenses	12,966	12,512
Increase (decrease) in accounts payable	16,961	2,189
Increase (decrease) in accrued liabilities	3,224	4,322
Increase (decrease) in deferred revenue	93,972	340
Cash flows provided by operating activities	(3,292)	(20,305)
INVESTING ACTIVITIES
Purchase of property and equipment	(914)	(4,872)
Purchase of investment
Cash flows used in investing activities	(194)	(4,872)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(24,324)	(242,198)
Increase in cash and cash equivalents	(28,530)	(242,198)
Cash and cash equivalents, beginning of period	1,591,507	1,762,171
Cash and cash equivalents, end of period	$ 1,562,977	$ 1,494,796